Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 22, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets level 1 to level 2 transfers	$ 0	$ 0
Fair value assets level 2 to level 1 transfers	$ 0	0
Seven Oaks Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets level 1 to level 2 transfers		0
Fair value assets level 2 to level 1 transfers		$ 0
Expected volatility | Seven Oaks Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		21.0	19.5
Expected term (in years) | Seven Oaks Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		5.33	5.33
Risk-free interest rate | Seven Oaks Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		0.53	0.55
Expected dividend yield | Seven Oaks Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		0.0	0.0